AQR CVX Fusion Fund Expense Example - AQR CVX Fusion Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 242
Expense Example, with Redemption, 3 Years	1,053
Expense Example, with Redemption, 5 Years	1,882
Expense Example, with Redemption, 10 Years	4,035
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	1,131
Expense Example, with Redemption, 5 Years	2,008
Expense Example, with Redemption, 10 Years	4,264
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	1,019
Expense Example, with Redemption, 5 Years	1,831
Expense Example, with Redemption, 10 Years	$ 3,945